 AMG Pantheon Fund LLC

Section 16(a) Reports

Section 16(a) of the Securities Exchange Act of 1934 and the rules thereunder require the Fund’s Directors, certain officers, persons who own, either directly or indirectly, more than ten percent of a registered class of the Fund’s equity securities, the Investment Adviser and certain affiliated persons of the Investment Adviser (the “Section 16 insiders”), including in some cases former Section 16 insiders for a period of up to 6 months, to file reports on holdings of, and transactions in, Fund shares with the SEC. Based solely on a review of copies of such reports filed electronically with the SEC during the Fund’s most recent fiscal year and any written representations from these Section 16 insiders, or former Section 16 insiders, as applicable, the Fund believes that its Section 16 insiders met all such applicable SEC filing requirements for the Fund’s most recently concluded fiscal year, except that, due to an administrative oversight, Victoria Sassine inadvertently made one late Form 4 filing.